Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Variable Insurance Trust
Entity Central Index Key	0001046292
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000025652
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - International Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[1]
AssetsNet	$ 116,187,291
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 415,484
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$116,187,291 # of Portfolio Holdings302 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$415,484
Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	20.2%
Health Care	11.3%
Information Technology	9.9%
Consumer Discretionary	8.4%
Consumer Staples	7.5%
Materials	6.2%
Communication Services	3.9%
Utilities	2.8%
Other	2.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025653
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - International Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$58	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%	[2]
AssetsNet	$ 116,187,291
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 415,484
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$116,187,291 # of Portfolio Holdings302 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$415,484
Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	20.2%
Health Care	11.3%
Information Technology	9.9%
Consumer Discretionary	8.4%
Consumer Staples	7.5%
Materials	6.2%
Communication Services	3.9%
Utilities	2.8%
Other	2.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025646
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[3]
AssetsNet	$ 263,964,404
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 889,793
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$263,964,404 # of Portfolio Holdings67 Portfolio Turnover Rate48% Total Net Advisory Fees Paid$889,793
Holdings [Text Block]

Sector Allocation (%)

Financials	23.3%
Industrials	13.8%
Health Care	12.3%
Information Technology	9.8%
Consumer Discretionary	8.0%
Consumer Staples	7.1%
Communication Services	6.5%
Energy	5.5%
Materials	4.8%
Other	8.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025647
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[4]
AssetsNet	$ 263,964,404
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 889,793
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$263,964,404 # of Portfolio Holdings67 Portfolio Turnover Rate48% Total Net Advisory Fees Paid$889,793
Holdings [Text Block]

Sector Allocation (%)

Financials	23.3%
Industrials	13.8%
Health Care	12.3%
Information Technology	9.8%
Consumer Discretionary	8.0%
Consumer Staples	7.1%
Communication Services	6.5%
Energy	5.5%
Materials	4.8%
Other	8.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025655
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[5]
AssetsNet	$ 66,227,108
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 243,016
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$66,227,108 # of Portfolio Holdings70 Portfolio Turnover Rate43% Total Net Advisory Fees Paid$243,016
Holdings [Text Block]

Sector Allocation (%)

Industrials	21.1%
Information Technology	19.1%
Health Care	17.6%
Consumer Discretionary	13.7%
Financials	9.6%
Communication Services	5.4%
Consumer Staples	4.7%
Energy	3.3%
Utilities	2.9%
Other	4.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000128923
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$51	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[6]
AssetsNet	$ 66,227,108
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 243,016
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$66,227,108 # of Portfolio Holdings70 Portfolio Turnover Rate43% Total Net Advisory Fees Paid$243,016
Holdings [Text Block]

Sector Allocation (%)

Industrials	21.1%
Information Technology	19.1%
Health Care	17.6%
Consumer Discretionary	13.7%
Financials	9.6%
Communication Services	5.4%
Consumer Staples	4.7%
Energy	3.3%
Utilities	2.9%
Other	4.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025649
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[7]
AssetsNet	$ 436,854,840
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,586,101
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$436,854,840 # of Portfolio Holdings104 Portfolio Turnover Rate49% Total Net Advisory Fees Paid$1,586,101
Holdings [Text Block]

Sector Allocation (%)

Financials	17.8%
Industrials	16.2%
Utilities	9.1%
Information Technology	8.9%
Energy	8.4%
Real Estate	8.0%
Consumer Discretionary	7.2%
Consumer Staples	6.8%
Materials	6.7%
Other	9.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025650
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$54	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%	[8]
AssetsNet	$ 436,854,840
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,586,101
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$436,854,840 # of Portfolio Holdings104 Portfolio Turnover Rate49% Total Net Advisory Fees Paid$1,586,101
Holdings [Text Block]

Sector Allocation (%)

Financials	17.8%
Industrials	16.2%
Utilities	9.1%
Information Technology	8.9%
Energy	8.4%
Real Estate	8.0%
Consumer Discretionary	7.2%
Consumer Staples	6.8%
Materials	6.7%
Other	9.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025640
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[9]
AssetsNet	$ 153,385,139
Holdings Count | Holding	530
Advisory Fees Paid, Amount	$ 509,051
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$153,385,139 # of Portfolio Holdings530 Portfolio Turnover Rate79% Total Net Advisory Fees Paid$509,051
Holdings [Text Block]

Sector Allocation (%)

Financials	19.1%
Health Care	17.0%
Information Technology	14.7%
Industrials	14.5%
Consumer Discretionary	12.0%
Real Estate	6.6%
Energy	5.0%
Utilities	2.8%
Communication Services	2.6%
Other	4.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025641
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[10]
AssetsNet	$ 153,385,139
Holdings Count | Holding	530
Advisory Fees Paid, Amount	$ 509,051
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$153,385,139 # of Portfolio Holdings530 Portfolio Turnover Rate79% Total Net Advisory Fees Paid$509,051
Holdings [Text Block]

Sector Allocation (%)

Financials	19.1%
Health Care	17.0%
Information Technology	14.7%
Industrials	14.5%
Consumer Discretionary	12.0%
Real Estate	6.6%
Energy	5.0%
Utilities	2.8%
Communication Services	2.6%
Other	4.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025643
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Strategic Growth Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[11]
AssetsNet	$ 440,900,632
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,320,920
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$440,900,632 # of Portfolio Holdings54 Portfolio Turnover Rate31% Total Net Advisory Fees Paid$1,320,920
Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.7%
Communication Services	12.3%
Consumer Discretionary	9.8%
Health Care	9.3%
Industrials	6.8%
Financials	4.3%
Consumer Staples	2.2%
Materials	1.6%
Energy	1.5%
Money Market Instruments	1.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025644
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Strategic Growth Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[12]
AssetsNet	$ 440,900,632
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,320,920
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$440,900,632 # of Portfolio Holdings54 Portfolio Turnover Rate31% Total Net Advisory Fees Paid$1,320,920
Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.7%
Communication Services	12.3%
Consumer Discretionary	9.8%
Health Care	9.3%
Industrials	6.8%
Financials	4.3%
Consumer Staples	2.2%
Materials	1.6%
Energy	1.5%
Money Market Instruments	1.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025633
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[13]
AssetsNet	$ 371,527,957
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 957,120
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$371,527,957 # of Portfolio Holdings157 Portfolio Turnover Rate98% Total Net Advisory Fees Paid$957,120
Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.1%
Financials	16.8%
Communication Services	11.4%
Health Care	10.1%
Consumer Discretionary	9.8%
Industrials	8.0%
Consumer Staples	4.2%
Real Estate	3.5%
Energy	2.1%
Other	3.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025634
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[14]
AssetsNet	$ 371,527,957
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 957,120
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$371,527,957 # of Portfolio Holdings157 Portfolio Turnover Rate98% Total Net Advisory Fees Paid$957,120
Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.1%
Financials	16.8%
Communication Services	11.4%
Health Care	10.1%
Consumer Discretionary	9.8%
Industrials	8.0%
Consumer Staples	4.2%
Real Estate	3.5%
Energy	2.1%
Other	3.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133600
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[15]
AssetsNet	$ 245,758,845
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 804,540
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$245,758,845 # of Portfolio Holdings12 Portfolio Turnover Rate47% Total Net Advisory Fees Paid$804,540
Holdings [Text Block]

Asset Class Exposure (%)^

	Gross	Long	Short	Net
Developed markets ex US Equity	13.1	13.1	-	13.1
Long-Term Fixed Income	31.0	31.0	-	31.0
Cash and Short-Term Investments	134.2	104.5	29.7	74.8
US Equity	56.2	56.2	-	56.2

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[16]
AssetsNet	$ 245,758,845
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 804,540
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$245,758,845 # of Portfolio Holdings12 Portfolio Turnover Rate47% Total Net Advisory Fees Paid$804,540
Holdings [Text Block]

Asset Class Exposure (%)^

	Gross	Long	Short	Net
Developed markets ex US Equity	13.1	13.1	-	13.1
Long-Term Fixed Income	31.0	31.0	-	31.0
Cash and Short-Term Investments	134.2	104.5	29.7	74.8
US Equity	56.2	56.2	-	56.2

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000128922
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[17]
AssetsNet	$ 184,680,924
Holdings Count | Holding	682
Advisory Fees Paid, Amount	$ 332,496
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$184,680,924 # of Portfolio Holdings682 Portfolio Turnover Rate285% Total Net Advisory Fees Paid$332,496
Holdings [Text Block]

Sector Allocation (%)

Mortgage-Backed Securities	34.1%
U.S. Treasury Obligations	27.2%
Corporate Bond	21.4%
Asset- Backed Securities	11.8%
Commercial Mortgage-Backed Securities	5.6%
Foreign Bond	5.1%
Collateralized Mortgage Obligations	2.0%
Foreign Government Securities	1.3%
Other	10.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025636
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[18]
AssetsNet	$ 184,680,924
Holdings Count | Holding	682
Advisory Fees Paid, Amount	$ 332,496
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$184,680,924 # of Portfolio Holdings682 Portfolio Turnover Rate285% Total Net Advisory Fees Paid$332,496
Holdings [Text Block]

Sector Allocation (%)

Mortgage-Backed Securities	34.1%
U.S. Treasury Obligations	27.2%
Corporate Bond	21.4%
Asset- Backed Securities	11.8%
Commercial Mortgage-Backed Securities	5.6%
Foreign Bond	5.1%
Collateralized Mortgage Obligations	2.0%
Foreign Government Securities	1.3%
Other	10.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133599
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Government Money Market Fund
Class Name	Institutional Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[19]
AssetsNet	$ 3,951,456,567
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 3,044,884
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$3,951,456,567 # of Portfolio Holdings323 Total Net Advisory Fees Paid$3,044,884
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	62.8%
U.S. Treasury Obligations	35.3%
U.S. Government Agency Obligations	9.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025638
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Government Money Market Fund
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[20]
AssetsNet	$ 3,951,456,567
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 3,044,884
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$3,951,456,567 # of Portfolio Holdings323 Total Net Advisory Fees Paid$3,044,884
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	62.8%
U.S. Treasury Obligations	35.3%
U.S. Government Agency Obligations	9.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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